Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Changes in non-cash working capital items

	Years Ended December 31
	2017	2016
Trade and other receivables	$(673)	$(14,078)
Trade and other payables	31,569	(154,865)
Non-cash working capital acquired	(4,357)	—
	$26,539	$(168,943)
Changes in non-cash working capital related to:
Operating activities	$(8,962)	$(23,270)
Investing activities	33,683	(135,743)
Foreign currency translation on non-cash working capital	1,818	(9,930)
	$26,539	$(168,943)

Onerous contracts

	December 31, 2017	December 31, 2016
Balance, beginning of year	$331,517	$296,002
Liabilities incurred	5,825	5,642
Liabilities settled	(13,471)	(5,616)
Liabilities acquired (1)	22,264	—
Liabilities divested	(19,940)	(10,590)
Accretion	8,682	6,174
Change in estimate (2)	(24,028)	20,402
Changes in discount rates and inflation rates (3)	61,011	20,260
Foreign currency translation	(2,865)	(757)
Balance, end of year	$368,995	$331,517

(1)	Includes $3.2 million related to the acquisition of other heavy oil properties during the year ended December 31, 2017, in addition to amounts related to the property acquisition disclosed in note 4.

(2)	Changes in the estimated costs, the timing of abandonment and reclamation and the status of wells are factors resulting in a change in estimate.

(3)
The change in discount rate includes $64.0 million related to the Peace River property acquisition (note 4). Obligations acquired are initially measured at fair value using a market rate of interest. The revaluation of obligations acquired using the risk-free discount rate results in an increase to the asset retirement obligation.

Onerous contracts result from unfavorable leases in which the unavoidable costs of meeting the obligations under the contracts exceed the economic benefits expected to be received.

	Years Ended December 31
	2017	2016
Balance, beginning of year	$9,504	$—
Liabilities incurred	—	10,116
Liabilities settled	(6,746)	(770)
Foreign currency translation	(184)	158
Balance, end of year	$2,574	$9,504

Employee compensation costs
The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Years Ended December 31
	2017	2016
Operating	$13,424	$9,528
General and administrative	36,086	23,070
Total employee compensation costs	$49,510	$32,598